Liquidity (Details)		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	May 08, 2019 USD ($)	May 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2015 USD ($)	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt				$ (10,700,000)
Net loss				34,111,000	$ 61,464,000	$ 39,647,000	$ 9,980,000	$ 95,575,000	$ 49,627,000
Net operating cash flow								178,924,000	110,434,000
Working capital deficit				365,900,000				365,900,000
Current portion of long-term debt				540,440,000				540,440,000		$ 242,137,000
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%
Current portion of loans to equity-accounted investments (note 4)				$ 93,924,000				93,924,000		169,197,000
Proceeds from sale of equity-accounted investments and related assets (note 4)								$ 100,000,000	$ 54,438,000
Repayments of Senior Debt					$ 10,900,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 250,000,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount												$ 200,000,000	$ 450,000,000
Repayments of Senior Debt		460,900,000								$ 84,100,000	$ 57,300,000
Teekay Offshore [Member]
Debt Instrument [Line Items]
Current portion of loans to equity-accounted investments (note 4)	$ 25,000,000
Proceeds from sale of equity-accounted investments and related assets (note 4)	100,000,000	$ 100,000,000
Gain (Loss) on Sale of Equity Investments	$ 8,900,000
FSO | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel		2
FPSO contracts
Debt Instrument [Line Items]
Number Of Vessels | vessel		2
FPSO contracts | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel		3
Continuous Offering Program [Member]
Debt Instrument [Line Items]
Sale of Stock, Offering Amount			$ 63,000,000